LONG-TERM DEBT (Details 2) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 10, 2015 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 05, 2015	Jun. 21, 2012 USD ($)
Senior Secured Credit Facility and Covenants
Interest expense			$ 21,401	$ 7,149	$ 6,172
Minimum fixed charge coverage ratio			2.0
Total unamortized debt issuance costs			$ 9,300	3,600
Accumulated amortization on debt issuance costs			3,500	2,000
Revolving credit facility
Senior Secured Credit Facility and Covenants
Principal amount		$ 600,000	600,000	600,000			$ 500,000
Amount outstanding			$ 75,000	488,000
Commitment fee (as a percent)			0.375%
Percentage of voting equity securities of the Borrower and its U.S. subsidiaries by which credit facility is secured			100.00%
Percentage of equity in the first-tier foreign subsidiaries of the Borrower by which credit facility is secured			65.00%
Unamortized debt issuance costs			$ (3,015)	$ (3,617)
Stated interest rate (as a percent)			2.68%	1.92%
Lender and third - party debt issuance costs incurred		1,700
Revolving credit facility | Actual
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA			0.44
Consolidated interest coverage ratio			9.10
Revolving credit facility | Financial covenant
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA			3.25
Consolidated interest coverage ratio			3.00
Revolving credit facility | Minimum
Senior Secured Credit Facility and Covenants
Commitment fee (as a percent)			0.25%
Revolving credit facility | Maximum
Senior Secured Credit Facility and Covenants
Commitment fee (as a percent)			0.40%
Revolving credit facility | Base rate
Senior Secured Credit Facility and Covenants
Reference rate			Base Rate
Applicable margin (as a percent)			1.25%
Revolving credit facility | Base rate | Minimum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)			0.25%
Revolving credit facility | Base rate | Maximum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)			1.50%
Revolving credit facility | LIBOR
Senior Secured Credit Facility and Covenants
Reference rate			LIBOR
Applicable margin (as a percent)			2.25%
Revolving credit facility | LIBOR | Minimum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)			1.25%
Revolving credit facility | LIBOR | Maximum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)			2.50%
Interval Senior Notes
Senior Secured Credit Facility and Covenants
Write-off of remaining unamortized balance of deferred debt issuance costs		$ 2,500
Third Amendment To Credit Agreement
Senior Secured Credit Facility and Covenants
Commitment fee (as a percent)	0.40%
Third Amendment To Credit Agreement | Actual
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA	3.5
Third Amendment To Credit Agreement | Maximum | Financial covenant
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA	3.25
Third Amendment To Credit Agreement | Maximum | Pro Forma
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA	4.5
Third Amendment To Credit Agreement | Base rate
Senior Secured Credit Facility and Covenants
Reference rate	base rate
Applicable margin (as a percent)	1.50%
Third Amendment To Credit Agreement | LIBOR
Senior Secured Credit Facility and Covenants
Reference rate	LIBOR
Applicable margin (as a percent)	2.50%
5.625% Senior Notes
Senior Secured Credit Facility and Covenants
Aggregate principle amount of debt	$ 350,000		$ 350,000
Proceeds from issuance of senior notes	$ 343,100
Unamortized debt issuance costs			$ (6,285)
Redemption price ( as a percent)			104.219%
Stated interest rate (as a percent)	5.625%		5.625%	5.625%
5.625% Senior Notes | Issuer and subsidiary guarantors
Senior Secured Credit Facility and Covenants
Ownership interest ( as a percent)			100.00%
5.625% Senior Notes | Fourth Amendment To Credit Agreement Member
Senior Secured Credit Facility and Covenants
Stated interest rate (as a percent)						5.625%